CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 10, 2021	Mar. 08, 2021	Jan. 01, 2021	Dec. 31, 2020
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 526,765,000	$ 526,765,000			$ 317,959,000	$ 398,037,000			$ 938,319,000
Total Assets	937,055,000				1,086,522,000				3,299,717,000			$ 146,103,000	$ 67,563,000
Current liabilities:
Total Liabilities	779,823,000				1,260,342,000				2,623,277,000			248,985,000	171,437,000
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 212,598 and 24,300,287 shares at redemption value of $10.36 and $10.15 per share as of June 30, 2023 and December 31, 2022	0	0	$ 436,280,000		436,280,000	436,280,000	$ 436,280,000		436,280,000				409,688,000
Shareholders' Equity
Ordinary shares	74,000				10,000				10,000
Additional paid-in capital	1,826,848,000				626,628,000				571,501,000
Retained earnings	(1,656,856,000)				(1,181,415,000)				(292,613,000)			8,515,000	7,522,000
Equity, Attributable to Parent, Total	157,232,000	$ 157,232,000	(732,248,000)		(610,100,000)	$ (355,088,000)	(139,216,000)		240,160,000			$ 8,515,000	49,326,000
Liabilities and Equity, Total	$ 937,055,000				1,086,522,000				3,299,717,000
Aurora Acquisition Corp
Current assets:
Cash and Cash Equivalents, at Carrying Value			1,228,847		285,307				37,645
Accounts Receivable			1,250,000		0				502,956
Prepaid expenses and other current assets			75,959		133,876				526,674
Total Current Assets			2,554,806		419,183				1,067,275
Cash held in Trust Account			21,317,257		282,284,619				278,022,397
Total Assets			23,872,063		282,703,802				279,089,672
Current liabilities:
Accounts payable and accrued offering costs			3,604,839		4,711,990				5,682,639
Deferred credit liability			16,250,000		7,500,000				0
Total Current Liabilities			20,267,234		15,024,385				7,094,934
Warrant Liability			480,601		472,512				13,340,717
Deferred underwriting fee payable					0				8,505,100	$ 22,542,813	$ 8,505,100
Total Liabilities			20,747,835		15,496,897				28,940,751
Commitments and Contingencies
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding			0		0				0
Additional paid-in capital			54,851		18,389,006				13,692,181
Retained earnings			866,886		2,188,367				(6,547,175)
Equity, Attributable to Parent, Total			922,616	$ 1,773,701	20,578,418		$ 17,976,555	$ 8,156,091	7,146,051				$ 5,000
Liabilities and Equity, Total			23,872,063		282,703,802				279,089,672
Aurora Acquisition Corp | Related party
Current liabilities:
Related party loans			412,395		2,812,395				1,412,295
Class A ordinary share | Aurora Acquisition Corp
Shareholders' Equity
Ordinary shares			184		350				350
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
Current liabilities:
Class A ordinary shares subject to possible redemption, 212,598 and 24,300,287 shares at redemption value of $10.36 and $10.15 per share as of June 30, 2023 and December 31, 2022			2,201,612	$ 2,181,658	246,628,487				243,002,870
Class B ordinary shares | Aurora Acquisition Corp
Shareholders' Equity
Ordinary shares			$ 695		$ 695				$ 695